CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Common stock par value (in dollars per share)	$ 0.000001	$ 0.000001
Common stock, shares authorized	50,000,000,000	50,000,000,000
Common stock, shares issued	641,665,172	639,065,172
Common stock, shares outstanding	641,665,172	639,065,172
Balance Sheet Parenthetical
Cash and cash equivalents (including amounts of consolidated variable interest entities of $1,661 as of December 31, 2016)	$ 4,178	$ 82,124
Inventories, net (including amounts of consolidated variable interest entities of $4 as of December 31, 2016)	12,266	27,245
Prepaid expenses and other current assets, net (including amounts of consolidated variable interest entities of $2,192 as of December 31, 2016)	24,837	41,197
Other receivable, noncurrent	6,848	550
Property, plant and equipment, net	126,985	125,793
Accounts payable (including amounts of consolidated variable interest entities without recourse to the Company of $78 as of December 31, 2016)	69,643	97,803
Accrued liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $1,222 as of December 31, 2016)	16,574	26,741
Other current liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $6,090 as of December 31, 2016)	71,217	$ 71,379
Variable interest entities
Balance Sheet Parenthetical
Cash and cash equivalents (including amounts of consolidated variable interest entities of $1,661 as of December 31, 2016)	1,661
Inventories, net (including amounts of consolidated variable interest entities of $4 as of December 31, 2016)	4
Prepaid expenses and other current assets, net (including amounts of consolidated variable interest entities of $2,192 as of December 31, 2016)	2,192
Other receivable, noncurrent	636
Property, plant and equipment, net	25
Accounts payable (including amounts of consolidated variable interest entities without recourse to the Company of $78 as of December 31, 2016)	78
Accrued liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $1,222 as of December 31, 2016)	1,222
Other current liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $6,090 as of December 31, 2016)	$ 6,090